Leases - Schedule of Future Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 17, 2021
Leases [Abstract]
Fiscal year ending March 31, 2024	$ 523	$ 508
Fiscal year ending March 31, 2025	538	523
Fiscal year ending March 31, 2026	460	538
Fiscal year ending March 31, 2027		460
Thereafter		0
Total future lease payments	1,650	2,029
Less: Imputed Interest	(149)	(224)
Total lease liabilities	1,501	1,805		$ 2,300
Less: Current obligations	(502)	(492)	$ (479)
Noncurrent lease obligations	$ 999	$ 1,313	$ 1,704